SALES RESEARVES AND ALLOWANCES	12 Months Ended
Dec. 31, 2015
Sales Researves And Allowancess [Abstract]
Sales Researves And Allowancess [Text Block]
NOTE 9—SALES RESERVES AND ALLOWANCES:

Sales reserves and allowances consisted of the following:
	December 31,

	2015	2014

	(U.S. $ in millions)
Rebates	$3,382	$2,842
Medicaid	1,319	1,099
Chargebacks	1,091	1,129
Returns	598	593
Other	211	186
	$6,601	$5,849